UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4108

                            Oppenheimer Value Fund/VA
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: December 31

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

STATEMENT OF INVESTMENTS                          September 30, 2004 (Unaudited)
================================================================================

Oppenheimer Value Fund/VA


                                                                              Shares              Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.3%
CONSUMER DISCRETIONARY--12.6%
---------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--3.1%
McDonald's Corp.                                                               3,230    $        90,537
---------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.5%
IAC/InterActiveCorp 1                                                            700             15,414
---------------------------------------------------------------------------------------------------------
MEDIA--9.0%
Liberty Media Corp., Cl. A                                                    13,440            117,197
---------------------------------------------------------------------------------------------------------
UnitedGlobalCom, Inc., Cl. A 1                                                19,610            146,487
                                                                                        ----------------
                                                                                                263,684
---------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--5.2%
---------------------------------------------------------------------------------------------------------
TOBACCO--5.2%
Altria Group, Inc.                                                             3,240            152,410
---------------------------------------------------------------------------------------------------------
ENERGY--9.0%
---------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.2%
Halliburton Co.                                                                1,040             35,038
---------------------------------------------------------------------------------------------------------
OIL & GAS--7.8%
BP plc, ADR                                                                    2,720            156,482
---------------------------------------------------------------------------------------------------------
Kinder Morgan, Inc.                                                              330             20,731
---------------------------------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                            400             49,600
                                                                                        -----------------
                                                                                                226,813
FINANCIALS--25.1%
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--8.1%
Bank of America Corp.                                                          3,088            133,803
---------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                           300             16,560
---------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                              1,470             87,656
                                                                                        -----------------
                                                                                                238,019
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--10.3%
Citigroup, Inc.                                                                2,630            116,036
---------------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                       1,590             88,658
---------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                                   400             31,888
---------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                 1,310             64,583
                                                                                        -----------------
                                                                                                301,165
---------------------------------------------------------------------------------------------------------
INSURANCE--4.7%
Genworth Financial, Inc., Cl. A 1                                                550             12,815
---------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                              800             23,424
---------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                     2,140            100,666
                                                                                        -----------------
                                                                                                136,905
---------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.0%
Freddie Mac                                                                      910             59,368
---------------------------------------------------------------------------------------------------------
HEALTH CARE--3.3%
---------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--3.3%
MedImmune, Inc. 1                                                              1,880             44,556
---------------------------------------------------------------------------------------------------------
Wyeth                                                                          1,350             50,490
                                                                                        -----------------
                                                                                                 95,046
INDUSTRIALS--18.5%
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--6.5%
Empresa Brasileira de Aeronautica SA, ADR                                      1,570             41,448
---------------------------------------------------------------------------------------------------------
Raytheon Co.                                                                   3,910            148,502
                                                                                        -----------------
                                                                                                189,950
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--4.3%
Cendant Corp.                                                                  5,890            127,224
---------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--6.8%
General Electric Co.                                                           3,940            132,305
---------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                        2,180             66,839
                                                                                        -----------------
                                                                                                199,144
---------------------------------------------------------------------------------------------------------
MACHINERY--0.9%
Deere & Co.                                                                      400             25,820
---------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--11.6%
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--5.2%
Hewlett-Packard Co.                                                            1,310             24,563
---------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                          1,470            126,038
                                                                                        -----------------
                                                                                                150,601
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.9%
National Semiconductor Corp. 1                                                 3,600             55,764
---------------------------------------------------------------------------------------------------------
SOFTWARE--4.5%
Compuware Corp. 1                                                              2,900             14,935
---------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                          3,560            116,946
                                                                                        -----------------
                                                                                                131,881
MATERIALS--4.1%
---------------------------------------------------------------------------------------------------------
CHEMICALS--2.5%
Dow Chemical Co.                                                                 330             14,909
---------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                                  1,390             59,409
                                                                                        -----------------
                                                                                                 74,318
---------------------------------------------------------------------------------------------------------
METALS & MINING--1.6%
Alcan, Inc.                                                                      500             23,900
---------------------------------------------------------------------------------------------------------
Inco Ltd. 1                                                                      560             21,868
                                                                                        -----------------
                                                                                                 45,768
TELECOMMUNICATION SERVICES--5.7%
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.7%
IDT Corp., Cl. B 1                                                             6,080             91,382
---------------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                                       1,760             45,672
---------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                                     780             30,716
                                                                                        -----------------
                                                                                                167,770
UTILITIES--4.2%
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.3%
AES Corp. (The) 1                                                              6,740             67,333
---------------------------------------------------------------------------------------------------------
PG&E Corp. 1                                                                     980             29,792
                                                                                        -----------------
                                                                                                 97,125
---------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Sempra Energy                                                                    670             24,247
                                                                                        -----------------
Total Common Stocks (Cost $2,484,532)                                                         2,904,009

                                                                           Principal
                                                                              Amount              Value
---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.8%
Undivided interest of 0.004% in joint repurchase agreement
(Principal Amount/Value $1,446,038,000, with a maturity value of
$1,446,110,302) with UBS Warburg LLC, 1.80%, dated 9/30/04, to be repurchased at $53,003 on 10/1/04, collateralized by Federal
National Mortgage Assn., 5%, 3/1/34, with a value of
$1,477,979,332 (Cost $53,000)                                                $53,000    $        53,000
---------------------------------------------------------------------------------------------------------

Total Investments at Value (Cost $2,537,532)                                   101.1%         2,957,009
---------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                           (1.1)           (32,748)
                                                                     -------------------------------------
Net Assets                                                                     100.0%   $     2,924,261
                                                                     =====================================

Footnote to Statement of Investments

1. Non-income producing security.


SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $  2,537,532
                                              ============

Gross unrealized appreciation                 $    447,696
Gross unrealized depreciation                      (28,219)
                                              ------------
Net unrealized appreciation                   $    419,477
                                              ============

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)